Supplementary Cash Flow Information - Partial Cash Paid for Investing and Financing Activities (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Oct. 31, 2016 USD ($)
Statement of cash flows [abstract]
Purchase in property, plant and equipment		$ 4,945,570	$ 161,567	$ 4,849,331	$ 4,690,995
Add: Beginning balance of payable to contractors and equipment suppliers		713,313	23,303	839,983	523,962
Add: Beginning balance of lease payable		29,842	975	94,952
Less: Ending balance of payable to contractors and equipment suppliers		(1,516,735)	(49,550)	(878,065)	(647,486)
Less: Ending balance of lease payable		(17,792)	(581)	(84,192)	(96,006)
Less: Transfer from prepaid equipment (shown as "Other non-current assets")				(139,304)
Cash paid for acquisition of property, plant and equipment		$ 4,154,198	$ 135,714	4,682,705	4,471,465
Net assets acquired from ChipMOS Bermuda					12,987,736
Less: Issuance of shares					(9,779,426)
Cash consideration	$ 3,208,310				3,208,310	$ 101,657
Directly attributable transaction cost	133,311				133,311
Cash paid for capital reorganization	$ 3,341,621				$ 3,341,621
Disposal of a subsidiary				2,166,151
Add: Ending balance of other payables				64,393
Less: Cash and cash equivalents of discontinued operations				(449,331)
Cash received from disposal of a subsidiary				$ 1,781,213